Schedule of Investments(a)
November 30, 2020
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–93.83%
Advertising–1.18%
Cxloyalty Group, Inc., 15.50% PIK Rate, 12.50% Cash Rate, 11/10/2022(b)(c)	$63,056	$38,464
MDC Partners, Inc., 6.50%, 05/01/2024(b)	284,000	280,169
National CineMedia LLC, 5.75%, 08/15/2026	137,000	85,428
		404,061
Aerospace & Defense–3.18%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	165,000	169,391
5.75%, 03/15/2022(b)	70,000	69,367
Howmet Aerospace, Inc.,
5.90%, 02/01/2027	100,000	116,249
6.75%, 01/15/2028	76,000	89,775
Signature Aviation US Holdings, Inc., 5.38%, 05/01/2026(b)	100,000	103,000
Spirit AeroSystems, Inc., 3.95%, 06/15/2023	113,000	109,257
SSL Robotics LLC, 9.75%, 12/31/2023(b)	220,000	249,013
Triumph Group, Inc., 8.88%, 06/01/2024(b)	166,000	183,326
		1,089,378
Agricultural Products–0.63%
JBS Investments II GmbH, 7.00%, 01/15/2026(b)	200,000	215,672
Air Freight & Logistics–0.54%
XPO Logistics, Inc., 6.75%, 08/15/2024(b)	175,000	185,640
Airlines–0.92%
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	143,000	118,690
Delta Air Lines, Inc., 3.80%, 04/19/2023	87,000	88,146
United Airlines Holdings, Inc., 4.25%, 10/01/2022	107,000	107,155
		313,991
Alternative Carriers–2.03%
CenturyLink, Inc., Series W, 6.75%, 12/01/2023	131,000	145,531
Level 3 Financing, Inc.,
5.25%, 03/15/2026	98,000	101,436
4.63%, 09/15/2027(b)	155,000	161,959
ORBCOMM, Inc., 8.00%, 04/01/2024(b)	63,000	65,520
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	221,000	223,256
		697,702
Aluminum–0.63%
Alcoa Nederland Holding B.V., 7.00%, 09/30/2026(b)	200,000	214,685
Apparel Retail–1.28%
L Brands, Inc., 6.88%, 11/01/2035	313,000	341,366
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	96,000	99,042
		440,408
Principal Amount		Value
Apparel, Accessories & Luxury Goods–0.46%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	$150,000	$157,969
Auto Parts & Equipment–0.86%
Tenneco, Inc., 5.00%, 07/15/2026	326,000	294,019
Automobile Manufacturers–2.65%
Ford Motor Co.,
7.13%, 11/15/2025	75,000	84,281
6.63%, 10/01/2028	400,000	461,500
Ford Motor Credit Co. LLC, 4.13%, 08/04/2025	350,000	362,906
		908,687
Automotive Retail–0.27%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	88,000	93,986
Broadcasting–2.17%
AMC Networks, Inc.,
5.00%, 04/01/2024	157,000	159,944
4.75%, 08/01/2025	135,000	139,184
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	49,000	49,067
iHeartCommunications, Inc., 8.38%, 05/01/2027	64,671	68,830
TEGNA, Inc., 5.00%, 09/15/2029	310,000	326,371
		743,396
Building Products–1.49%
American Woodmark Corp., 4.88%, 03/15/2026(b)	95,000	97,476
Builders FirstSource, Inc., 6.75%, 06/01/2027(b)	105,000	113,663
Masonite International Corp.,
5.75%, 09/15/2026(b)	127,000	133,485
5.38%, 02/01/2028(b)	93,000	99,120
Standard Industries, Inc., 5.00%, 02/15/2027(b)	63,000	66,189
		509,933
Cable & Satellite–3.50%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/2026(b)	175,000	181,625
CSC Holdings LLC, 6.50%, 02/01/2029(b)	287,000	321,349
DISH DBS Corp., 7.75%, 07/01/2026	220,000	250,577
Liberty Interactive LLC, 8.25%, 02/01/2030	195,000	214,785
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	70,000	75,145
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	150,000	157,207
		1,200,688
Casinos & Gaming–2.93%
Boyd Gaming Corp., 6.38%, 04/01/2026	160,000	166,422
International Game Technology PLC, 6.50%, 02/15/2025(b)	200,000	221,000
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	200,000	207,771

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Casinos & Gaming–(continued)
MGM Resorts International, 5.75%, 06/15/2025	$175,000	$189,547
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	65,000	69,830
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)	150,000	151,031
		1,005,601
Coal & Consumable Fuels–0.64%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	196,000	149,450
Murray Energy Corp., 12.00%, 04/15/2024(b)(d)	130,760	1,569
Peabody Energy Corp., 6.00%, 03/31/2022(b)	173,000	69,525
		220,544
Commodity Chemicals–0.95%
Olin Corp., 5.63%, 08/01/2029	302,000	325,011
Communications Equipment–1.20%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	99,000	101,579
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	159,000	165,459
ViaSat, Inc., 5.63%, 04/15/2027(b)	136,000	143,055
		410,093
Construction & Engineering–0.38%
Tutor Perini Corp., 6.88%, 05/01/2025(b)	130,000	130,502
Construction Machinery & Heavy Trucks–0.24%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)	75,000	80,953
Consumer Finance–2.48%
Navient Corp.,
5.50%, 01/25/2023	232,000	241,425
6.75%, 06/25/2025	160,000	172,504
OneMain Finance Corp.,
5.63%, 03/15/2023	233,000	248,291
8.25%, 10/01/2023	165,000	187,464
		849,684
Department Stores–1.83%
Macy’s Retail Holdings LLC, 3.63%, 06/01/2024	422,000	385,908
Nordstrom, Inc.,
6.95%, 03/15/2028	85,000	94,191
4.38%, 04/01/2030	151,000	145,985
		626,084
Distributors–0.27%
Resideo Funding, Inc., 6.13%, 11/01/2026(b)	88,000	91,740
Diversified Banks–1.58%
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(e)(f)	40,000	46,238
Banco Mercantil del Norte S.A. (Mexico), 7.50%(b)(e)(f)	160,000	173,480
Principal Amount		Value
Diversified Banks–(continued)
Deutsche Bank AG (Germany), 4.30%, 05/24/2028(e)	$318,000	$321,622
		541,340
Diversified Chemicals–1.12%
Chemours Co. (The), 6.63%, 05/15/2023	301,000	306,403
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	79,000	78,605
		385,008
Diversified Metals & Mining–1.62%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.75%, 05/15/2022(b)	311,000	320,913
Hudbay Minerals, Inc. (Peru), 7.63%, 01/15/2025(b)	125,000	129,922
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	95,000	105,122
		555,957
Diversified Support Services–0.93%
Algeco Global Finance PLC (United Kingdom), 8.00%, 02/15/2023(b)	200,000	203,373
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	111,000	114,677
		318,050
Education Services–0.03%
Graham Holdings Co., 5.75%, 06/01/2026(b)	9,000	9,527
Electric Utilities–0.88%
Talen Energy Supply LLC,
6.50%, 06/01/2025	102,000	73,249
10.50%, 01/15/2026(b)	116,000	93,379
7.25%, 05/15/2027(b)	127,000	133,564
		300,192
Electrical Components & Equipment–0.15%
EnerSys, 4.38%, 12/15/2027(b)	47,000	49,923
Electronic Equipment & Instruments–0.15%
MTS Systems Corp., 5.75%, 08/15/2027(b)	50,000	52,031
Environmental & Facilities Services–0.80%
GFL Environmental, Inc. (Canada), 4.00%, 08/01/2028(b)	65,000	64,797
Harsco Corp., 5.75%, 07/31/2027(b)	96,000	101,702
Stericycle, Inc., 5.38%, 07/15/2024(b)	105,000	109,462
		275,961
Fertilizers & Agricultural Chemicals–1.02%
Cooke Omega Investment, Inc./Alpha VesselCo. Holdings Inc. (Canada), 8.50%, 12/15/2022(b)	126,000	130,223
Eurochem Finance DAC (Switzerland), 5.50%, 03/13/2024(b)	200,000	219,963
		350,186
Food Retail–0.62%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	143,000	146,789
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Food Retail–(continued)
Ingles Markets, Inc., 5.75%, 06/15/2023	$64,000	$64,681
		211,470
Gas Utilities–0.37%
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.75%, 03/01/2025	125,000	127,643
Health Care Facilities–3.83%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	334,000	351,201
8.00%, 12/15/2027(b)	158,000	165,110
HCA, Inc.,
5.88%, 05/01/2023	288,000	315,419
7.69%, 06/15/2025	163,000	197,417
7.50%, 11/15/2095	30,000	38,679
Tenet Healthcare Corp., 4.63%, 07/15/2024	241,000	245,458
		1,313,284
Health Care REITs–0.14%
Diversified Healthcare Trust, 4.75%, 02/15/2028	50,000	46,500
Health Care Services–1.38%
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	58,000	34,593
MEDNAX, Inc., 5.25%, 12/01/2023(b)	200,000	202,371
Omnicare, Inc., 4.75%, 12/01/2022	30,000	31,913
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	195,000	204,167
		473,044
Homebuilding–1.58%
Beazer Homes USA, Inc., 6.75%, 03/15/2025	70,000	72,968
Lennar Corp., 4.88%, 12/15/2023	145,000	160,334
Toll Brothers Finance Corp., 5.88%, 02/15/2022	200,000	208,436
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	90,000	98,489
		540,227
Hotel & Resort REITs–1.50%
FelCor Lodging L.P., 6.00%, 06/01/2025	140,000	141,210
RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 04/15/2023	150,000	149,625
Service Properties Trust, 4.65%, 03/15/2024	159,000	153,733
XHR L.P., 6.38%, 08/15/2025(b)	65,000	68,210
		512,778
Hotels, Resorts & Cruise Lines–5.21%
Carnival Corp., 11.50%, 04/01/2023(b)	340,000	387,670
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	234,000	245,968
Marriott International, Inc.,
3.60%, 04/15/2024	304,000	321,611
Series EE, 5.75%, 05/01/2025	22,000	25,527
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/2022	177,000	174,649
9.13%, 06/15/2023(b)	150,000	162,563
Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	$150,000	$145,847
Wyndham Destinations, Inc.,
4.25%, 03/01/2022	309,000	316,262
5.65%, 04/01/2024	7,000	7,498
		1,787,595
Independent Power Producers & Energy Traders–1.12%
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	200,000	190,000
TerraForm Power Operating LLC, 4.25%, 01/31/2023(b)	188,000	194,462
		384,462
Industrial Machinery–0.22%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	77,000	76,511
Integrated Oil & Gas–1.40%
Occidental Petroleum Corp.,
6.95%, 07/01/2024	100,000	105,750
2.90%, 08/15/2024	400,000	373,600
		479,350
Integrated Telecommunication Services–2.64%
CommScope, Inc., 5.50%, 03/01/2024(b)	200,000	205,773
Embarq Corp., 8.00%, 06/01/2036	162,000	194,898
Frontier Communications Corp., 5.00%, 05/01/2028(b)	170,000	172,975
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	305,000	332,153
		905,799
Interactive Media & Services–0.96%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	325,000	252,484
6.63%, 08/15/2027(b)	135,000	77,585
		330,069
Internet & Direct Marketing Retail–0.80%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	271,000	272,821
Investment Banking & Brokerage–0.32%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	115,000	108,975
Leisure Facilities–0.21%
Cinemark USA, Inc., 4.88%, 06/01/2023	75,000	71,132
Life & Health Insurance–0.40%
Genworth Holdings, Inc., 4.90%, 08/15/2023	144,000	138,863
Managed Health Care–0.29%
Centene Corp., 4.75%, 01/15/2025	96,000	99,070
Marine–0.07%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece), 7.38%, 01/15/2022(b)	46,000	23,345
Metal & Glass Containers–0.38%
Ball Corp., 4.00%, 11/15/2023	123,000	131,314
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Mortgage REITs–0.77%
Starwood Property Trust, Inc., 5.00%, 12/15/2021	$259,000	$263,533
Office REITs–0.07%
Mack-Cali Realty L.P., 3.15%, 05/15/2023	26,000	25,876
Office Services & Supplies–1.04%
ACCO Brands Corp., 5.25%, 12/15/2024(b)	80,000	82,291
Pitney Bowes, Inc.,
5.38%, 05/15/2022	159,000	162,938
5.95%, 04/01/2023	109,000	111,423
		356,652
Oil & Gas Drilling–0.09%
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	70,000	28,568
Transocean, Inc., 11.50%, 01/30/2027(b)	7,000	3,601
		32,169
Oil & Gas Equipment & Services–0.05%
Basic Energy Services, Inc., 10.75%, 10/15/2023(b)	25,000	4,875
SESI LLC, 7.75%, 09/15/2024	50,000	14,110
		18,985
Oil & Gas Exploration & Production–3.91%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	88,000	88,880
Continental Resources, Inc., 5.00%, 09/15/2022	200,000	200,700
Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, 05/15/2023	137,000	133,311
Gulfport Energy Corp., 6.38%, 05/15/2025(d)	135,000	83,025
HighPoint Operating Corp., 8.75%, 06/15/2025	16,000	6,480
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 10/01/2025(b)	37,000	36,303
6.25%, 11/01/2028(b)	265,000	263,267
Murphy Oil Corp.,
4.00%, 06/01/2022	141,000	140,029
6.88%, 08/15/2024	100,000	99,125
Southwestern Energy Co., 4.10%, 03/15/2022	290,000	290,294
		1,341,414
Oil & Gas Refining & Marketing–2.51%
CVR Energy, Inc.,
5.25%, 02/15/2025(b)	97,000	85,542
5.75%, 02/15/2028(b)	181,000	152,040
EnLink Midstream Partners L.P.,
4.15%, 06/01/2025	75,000	69,750
4.85%, 07/15/2026	175,000	162,094
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	350,000	205,843
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	185,200
		860,469
Oil & Gas Storage & Transportation–2.67%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/2022(b)	272,000	272,592
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 04/01/2023	$129,000	$129,826
EQM Midstream Partners L.P., 4.75%, 07/15/2023	250,000	255,437
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	269,000	257,004
		914,859
Other Diversified Financial Services–1.27%
CNG Holdings, Inc., 12.50%, 06/15/2024(b)	43,000	38,485
Genworth Mortgage Holdings, Inc., 6.50%, 08/15/2025(b)	90,000	96,019
Operadora de Servicios Mega S.A. de C.V. Sofom ER (Mexico), 8.25%, 02/11/2025(b)	200,000	201,875
Washington Prime Group L.P., 6.45%, 08/15/2024	165,000	99,598
		435,977
Packaged Foods & Meats–1.63%
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	32,000	33,080
Kraft Heinz Foods Co. (The),
4.00%, 06/15/2023	46,000	49,311
3.95%, 07/15/2025	175,000	193,139
Pilgrim’s Pride Corp., 5.75%, 03/15/2025(b)	160,000	164,552
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	115,000	117,854
		557,936
Paper Packaging–0.70%
Sealed Air Corp.,
5.25%, 04/01/2023(b)	100,000	106,710
5.13%, 12/01/2024(b)	120,000	131,925
		238,635
Personal Products–0.20%
Edgewell Personal Care Co., 4.70%, 05/24/2022	65,000	67,559
Pharmaceuticals–1.41%
Advanz Pharma Corp. Ltd. (Canada), 8.00%, 09/06/2024	100,000	99,500
Bausch Health Cos., Inc.,
9.00%, 12/15/2025(b)	60,000	66,072
7.25%, 05/30/2029(b)	60,000	66,398
Elanco Animal Health, Inc.,
5.27%, 08/28/2023	154,000	167,604
5.90%, 08/28/2028	16,000	18,831
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	63,000	66,406
		484,811
Precious Metals & Minerals–0.00%
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(b)(d)	142,000	1,598
Property & Casualty Insurance–0.18%
MBIA, Inc., 5.70%, 12/01/2034	73,000	62,415
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Real Estate Operating Companies–0.59%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024	$200,000	$203,000
Real Estate Services–0.42%
Newmark Group, Inc., 6.13%, 11/15/2023	100,000	108,688
Realogy Group LLC/Realogy Co.-Issuer Corp., 9.38%, 04/01/2027(b)	31,000	34,010
		142,698
Regional Banks–1.01%
CIT Group, Inc., 5.00%, 08/01/2023	200,000	217,625
Synovus Financial Corp., 5.90%, 02/07/2029(e)	120,000	128,784
		346,409
Restaurants–0.59%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	196,000	201,684
Soft Drinks–0.44%
Ajecorp B.V. (Spain), 6.50%, 05/14/2022(b)	150,000	149,966
Specialized Finance–0.80%
Alpha Holding S.A. de C.V. (Mexico), 9.00%, 02/10/2025(b)	355,000	275,569
Specialized REITs–2.80%
CoreCivic, Inc.,
4.63%, 05/01/2023	192,000	180,960
4.75%, 10/15/2027	75,000	63,562
GEO Group, Inc. (The), 5.13%, 04/01/2023	274,000	237,181
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	147,000	153,011
SBA Communications Corp., 4.88%, 09/01/2024	127,000	130,293
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	183,000	194,781
		959,788
Steel–0.65%
Carpenter Technology Corp., 6.38%, 07/15/2028	204,000	222,334
Technology Distributors–0.78%
Ingram Micro, Inc., 5.45%, 12/15/2024	248,000	267,805
Technology Hardware, Storage & Peripherals–1.39%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	187,000	194,177
Xerox Corp., 6.75%, 12/15/2039	266,000	282,061
		476,238
Thrifts & Mortgage Finance–0.28%
MGIC Investment Corp., 5.75%, 08/15/2023	88,000	94,701
Tires & Rubber–0.33%
FXI Holdings, Inc., 7.88%, 11/01/2024(b)	114,000	114,570
Tobacco–0.72%
Vector Group Ltd., 6.13%, 02/01/2025(b)	243,000	246,493
Principal Amount		Value
Wireless Telecommunication Services–2.10%
Sprint Corp.,
7.88%, 09/15/2023	$155,000	$178,831
7.63%, 02/15/2025	145,000	173,909
T-Mobile USA, Inc., 6.00%, 04/15/2024	200,000	203,778
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079(e)	133,000	163,591
		720,109
Total U.S. Dollar Denominated Bonds & Notes (Cost $31,750,256)		32,167,106

Asset-Backed Securities–0.72%
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 3.46% (3 mo. USD LIBOR + 3.25%), 07/23/2029 (Cost $244,425)(b)(g)	250,000	246,127
U.S. Treasury Securities–0.20%
U.S. Treasury Bills–0.20%
0.10% - 0.11%, 02/04/2021 (Cost $69,987)(h)(i)	70,000	69,991
Shares
Common Stocks & Other Equity Interests–0.20%
Advertising–0.00%
Cxloyalty Group, Inc., Wts., expiring 4/10/2024(j)(k)	39	0
Apparel, Accessories & Luxury Goods–0.01%
Claire’s Holdings LLC(j)	20	4,750
Coal & Consumable Fuels–0.01%
Murray Energy Corp.(j)(l)	194	1,326
Murray Energy Corp.(j)(l)	38	259
		1,585
Oil & Gas Exploration & Production–0.18%
California Resources Corp.(j)	37	807
California Resources Corp., Wts., expiring 10/27/2024(j)(k)	86	0
Denbury, Inc.(j)	1,793	40,271
Oasis Petroleum, Inc.(j)	608	20,794
		61,872
Total Common Stocks & Other Equity Interests (Cost $160,205)		68,207
Principal Amount
Variable Rate Senior Loan Interests–0.03%(m)
Apparel, Accessories & Luxury Goods–0.03%
Claire’s Stores, Inc., Term Loan B, 6.65% (1 mo. USD LIBOR + 6.50%), 12/18/2026 (Cost $10,696)	$12,518	10,202
Shares
Preferred Stocks–0.00%
Apparel, Accessories & Luxury Goods–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $3,125)	5	975
Money Market Funds–4.45%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(n)(o)	533,325	533,325
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(n)(o)	380,771	380,923
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(o)	609,514	$609,514
Total Money Market Funds (Cost $1,523,764)		1,523,762
TOTAL INVESTMENTS IN SECURITIES–99.43% (Cost $33,762,458)		34,086,370
OTHER ASSETS LESS LIABILITIES—0.57%		194,657
NET ASSETS–100.00%		$34,281,027
Investment Abbreviations:
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $15,566,444, which represented 45.41% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $86,192, which represented less than 1% of the Fund’s Net Assets.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Non-income producing security.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,423,448	$8,977,136	$(10,867,259)	$-	$-	$533,325	$1,188
Invesco Liquid Assets Portfolio, Institutional Class	-	1,351,196	(970,251)	(2)	(20)	380,923	49
Invesco Treasury Portfolio, Institutional Class	-	2,161,914	(1,552,400)	-	-	609,514	15
Total	$2,423,448	$12,490,246	$(13,389,910)	$(2)	$(20)	$1,523,762	$1,252

(o)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	4	March-2021	$504,125	$617	$617
U.S. Treasury 10 Year Notes	12	March-2021	1,658,062	2,600	2,600
U.S. Treasury 10 Year Ultra Notes	9	March-2021	1,414,125	2,512	2,512
U.S. Treasury Long Bonds	2	March-2021	349,813	(192)	(192)
U.S. Treasury Ultra Bonds	1	March-2021	216,031	(815)	(815)
Subtotal—Long Futures Contracts				4,722	4,722
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	5	March-2021	(1,104,258)	(439)	(439)
Total Futures Contracts				$4,283	$4,283

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 34, Version 8	Buy	5.00%	Quarterly	06/20/2025	2.913%	USD	644,000	$(28,025)	$56,703	$84,728
Markit CDX North America High Yield Index, Series 35, Version 1	Buy	5.00	Quarterly	12/20/2025	3.041	USD	800,000	48,067	71,971	23,904
Total Centrally Cleared Credit Default Swap Agreements								$20,042	$128,674	$108,632

(a)	Swaps are collateralized by $104,643 cash held with Citigroup Global Markets, Inc., the Counterparty.
(b)	Implied credit spreads represent the current level, as of November 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$32,167,106	$—	$32,167,106
Asset-Backed Securities	—	246,127	—	246,127
U.S. Treasury Securities	—	69,991	—	69,991
Common Stocks & Other Equity Interests	62,131	6,076	0	68,207
Variable Rate Senior Loan Interests	—	10,202	—	10,202
Preferred Stocks	—	975	—	975
Money Market Funds	1,523,762	—	—	1,523,762
Total Investments in Securities	1,585,893	32,500,477	0	34,086,370
Other Investments - Assets*
Futures Contracts	5,729	—	—	5,729
Swap Agreements	—	108,632	—	108,632
	5,729	108,632	—	114,361
Other Investments - Liabilities*
Futures Contracts	(1,446)	—	—	(1,446)
Total Other Investments	4,283	108,632	—	112,915
Total Investments	$1,590,176	$32,609,109	$0	$34,199,285

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco High Yield Bond Factor Fund